Vessels	12 Months Ended
Dec. 31, 2018
Vessels
Vessels

3. Vessels

        The movement in vessels is reported in the following table:

Vessels
Cost
As of January 1, 2017	2,621,435
Additions	5,665
Fully amortized dry-docking component	(2,500)

As of December 31, 2017	2,624,600

Additions	33,745
Fully amortized dry-docking component	(7,500)

As of December 31, 2018	2,650,845

Accumulated depreciation
As of January 1, 2017	182,343
Depreciation expense	81,089
Fully amortized dry-docking component	(2,500)

As of December 31, 2017	260,932

Depreciation expense	81,590
Fully amortized dry-docking component	(7,500)

As of December 31, 2018	335,022

Net book value
As of December 31, 2017	2,363,668

As of December 31, 2018	2,315,823

        All the vessels have been pledged as collateral under the terms of the Partnership's bank loan agreements (Note 6).

        On May 3, 2017, the Partnership acquired from GasLog 100% of the ownership interests in GAS-eleven Ltd., the entity which owns the GasLog Greece, for an aggregate purchase price of $219,000. As consideration for this acquisition, the Partnership paid GasLog $66,643 representing the difference between the $219,000 aggregate purchase price and the $151,423 of outstanding indebtedness of the acquired entity assumed by the Partnership less an adjustment of $934 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

        On July 3, 2017, the Partnership acquired from GasLog 100% of the ownership interests in GAS-thirteen Ltd., the entity which owns the GasLog Geneva, for an aggregate purchase price of $211,000. As consideration for this acquisition, the Partnership paid GasLog $54,911 representing the difference between the $211,000 aggregate purchase price and the $155,005 of outstanding indebtedness of the acquired entity assumed by the Partnership less an adjustment of $1,084 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

        On October 20, 2017, the Partnership acquired from GasLog 100% of the ownership interests in GAS-eight Ltd., the entity which owns the Solaris, for an aggregate purchase price of $185,900. As consideration for this acquisition, the Partnership paid GasLog $70,614 representing the difference between the $185,900 aggregate purchase price and the $116,518 of outstanding indebtedness of the acquired entity assumed by the Partnership plus an adjustment of $1,232 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

        On April 26, 2018, the Partnership acquired from GasLog 100% of the ownership interests in GAS-fourteen Ltd., the entity which owns the GasLog Gibraltar, for an aggregate purchase price of $207,000. As consideration for this acquisition, the Partnership paid GasLog $19,085 representing the difference between the $207,000 aggregate purchase price, $143,622 of outstanding indebtedness of the acquired entity assumed by the Partnership and $45,000 of new privately placed common units issued to GasLog (1,858,975 common units at a price of $24.21 per unit) plus an adjustment of $707 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

        On November 14, 2018, the Partnership acquired from GasLog 100% of the ownership interests in GAS-twenty seven Ltd., the entity which owns the Methane Becki Anne, for an aggregate purchase price of $207,400. As consideration for this acquisition, the Partnership paid GasLog $109,398 representing the difference between the $207,400 aggregate purchase price and the $93,896 of outstanding indebtedness of the acquired entity assumed by the Partnership less an adjustment of $4,106 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.